Bank Borrowings	12 Months Ended
Jun. 30, 2024
Bank Borrowings [Abstract]
Bank borrowings

(9) Bank borrowings

Outstanding balances of banks borrowings as of June 30, 2024 and 2023 consisted of the following:

	As of June 30,
	2024	2023
	$	$
Bank borrowings:
Guaranteed	3,157,475	10,300,386
Collateralized and guaranteed	2,425,190	3,105,430
	5,582,665	13,405,816

The details of bank borrowings as at June 30, 2024 and 2023 are as follows:

		Maturity		Weighted-average interest rate		As of June 30,
Lender	Type	date	Currency	2024	2023	2024	2023
DBS Bank Hong Kong Limited	Bank borrowing	November 2027	HKD	7.31%	3.8%	1,800,902	3,515,952
Bank of China (Hong Kong) Limited	Bank borrowing	June 2027	HKD	6.96%	6.4%	2,821,221	6,393,244
Hang Sang Bank Limited	Bank borrowing	July 2024	HKD	6.93%	6.3%	960,542	3,496,620

Total bank borrowings						5,582,665	13,405,816

	Carrying value	Within 1 year or on demand	2025	2026	2027	Thereafter
	$	$	$	$	$	$
Loan type in terms of HKD currency
June 30, 2023	13,405,816	13,405,816	-	-	-	-
	13,405,816	13,405,816	-	-	-	-

	Carrying value	Within 1 year or on demand	2025	2026	2027	Thereafter
	$	$	$	$	$	$
Loan type in terms of HKD currency
June 30, 2024	5,582,665	5,582,665	-	-	-	-
	5,582,665	5,582,665	-	-	-	-

The average bank borrowings rates for the years ended June 30, 2024, 2023 and 2022 was 7.07%, 5.69% and 2.73%, respectively.

As of June 30, 2024, and 2023, the Company had bank borrowings of US$5,582,665 and US$13,405,816, respectively, which contained repayment on demand clauses as of June 30, 2024 and 2023, respectively. Accordingly, portions of the bank borrowings with Bank of China (Hong Kong) Limited contractually due for repayment after one year as of June 30, 2024 and 2023 with carrying amounts of US$2,425,190 and US$4,004,549, respectively, have been classified as current liabilities. For the purpose of the illustration, such bank borrowing is included within short-term bank borrowings and showed as bank borrowings repayable within one year or on demand.

Total interest for the bank borrowings for the years ended June 30, 2024, 2023 and 2022 was US$ 850,614, US$684,358 and US$403,862, respectively.

Saved to the above disclosure, the following table represent other major loan covenants of aforementioned bank loans:

(i)	guarantees given by certain shareholders namely Mr. Lai Yau Chuen, Mr. Lai Yau Fai, Mr. Lai Yau Chi and Mr. Lai Yau Sang as of June 30, 2024 and 2023.

(ii)	guarantees given by certain related companies controlled by the shareholders namely Wah Tong Paper Products Factory Limited and Yee Woo Paper Packaging (China) Company Limited as of June 30, 2024 and 2023.

(iii)	The pledge of a leasehold land located in Huizhou, China held by the Company as of June 2024, 2023 and 2022.